OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
OTHER CURRENT ASSETS [Abstract]
Deposits for open project bids		$ 48,812
VAT deductible	$ 537,137	61,959
Guarantee fee	154,043	406,769
Other receivables	223,861	428,779
Other current assets	$ 915,041	$ 946,319